Stockholders' Equity Components of AOCI attributable to Kimberly-Clark, net of tax (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss)
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax		$ 30		$ (152)		$ (163)	$ 20
Net current period other comprehensive income (loss)		(196)		86		(437)
Net current period other comprehensive income (loss)		24		(15)		103
Net current period other comprehensive income (loss)		(408)		89		(355)
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications		(15)		(57)		(51)
(Income) loss reclassified from AOCI	[1]	31		55		65
Net current period other comprehensive income (loss)		16		(2)		14
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax		(775)		(791)		(789)	(803)
Other Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications		10		(9)		86
(Income) loss reclassified from AOCI		(2)	[1]	(4)	[1]	0
Net current period other comprehensive income (loss)		8		(13)		86
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax		47		39		52	(34)
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Accumulated Other Comprehensive Income (Loss)
(Income) loss reclassified from AOCI	[2]	51		164		(44)
Net current period other comprehensive income (loss)		182		11		(183)
Other comprehensive income (loss) before reclassifications		131		(153)		(139)
Kimberly-Clark Corporation
Accumulated Other Comprehensive Income (Loss)
Tax effect		(17)		7		(23)
Net current period other comprehensive income (loss)		(390)		91		(347)
Unrealized Translation
Accumulated Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications		(434)		84		(347)
Net current period other comprehensive income (loss)		(390)		91		(347)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax		(3,068)		(2,678)		(2,769)	$ (2,422)
(Income) loss reclassified from AOCI		$ 44	[3]	$ 7	[4]	$ 0
Components of AOCI attributable to Kimberly-Clark	[1],[4]
The changes in the components of Accumulated Other Comprehensive Income ("AOCI") attributable to Kimberly-Clark, net of tax, are as follows:

	Unrealized Translation		Defined Benefit Pension Plans		Other Postretirement Benefit Plans		Cash Flow Hedges
Balance as of December 31, 2021	$(2,422)		$(803)		$(34)		$20
Other comprehensive income (loss) before reclassifications	(347)		(51)		86		(139)
(Income) loss reclassified from AOCI	—		65	(a)	—		(44)	(c)
Net current period other comprehensive income (loss)	(347)		14		86		(183)
Balance as of December 31, 2022	(2,769)		(789)		52		(163)
Other comprehensive income (loss) before reclassifications	84		(57)		(9)		(153)
(Income) loss reclassified from AOCI	7	(b)	55	(a)	(4)	(a)	164	(c)
Net current period other comprehensive income (loss)	91		(2)		(13)		11
Balance as of December 31, 2023	(2,678)		(791)		39		(152)
Other comprehensive income (loss) before reclassifications	(434)		(15)		10		131
(Income) loss reclassified from AOCI	44	(b)	31	(a)	(2)	(a)	51	(c)
Net current period other comprehensive income (loss)	(390)		16		8		182
Balance as of December 31, 2024	$(3,068)		$(775)		$47		$30
(a)    Included in Nonoperating expense as part of the computation of net periodic benefits costs (see Note 9).
(b)    Included in Other (income) and expense, net as part of the charges related to the 2024 Transformation Initiative (see Note 2).
		(c) Included in Interest expense, Cost of products sold or Other (income) and expense, net, based on the income statement line that the hedged exposure affects earnings.

[1]	(a) Included in Nonoperating expense as part of the computation of net periodic benefits costs (see Note 9).
[2]	(c) Included in Interest expense, Cost of products sold or Other (income) and expense, net, based on the income statement line that the hedged exposure affects earnings.
[3]	Included in Nonoperating expense as part of the computation of net periodic benefits costs (see Note 9).
(b)    Included in Other (income) and expense, net as part of the charges related to the 2024 Transformation Initiative (see Note 2).
(c)    Included in Interest expense, Cost of products sold or Other (income) and expense, net, based on the income statement line that the hedged exposure affects earnings.

[4]	(b) Included in Other (income) and expense, net as part of the charges related to the 2024 Transformation Initiative (see Note 2)